Condensed Consolidated Statements of Equity (Unaudited) (Parenthetical) - ¥ / shares	6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Cash dividends: Common stock, per share	¥ 9.00	¥ 9.00
Mitsubishi UFJ Financial Group Shareholders' Equity [Member] | Unappropriated Retained Earnings [Member]
Cash dividends: Common stock, per share	¥ 9.00	¥ 9.00